FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Detail Textuals) - SEK (kr) kr in Thousands	1 Months Ended		12 Months Ended
	Apr. 19, 2018	Nov. 30, 2017	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents (NOTE 18)			kr 15,580	kr 28,001	kr 26,208	kr 26,837
Cash and cash equivalents in foreign currency			794	47
Accounts receivable			1,578	35
Bad debt loss			0	5,066
Financial assets			50,940	28,050
Amount of accounts receivable denominated in foreign currency			0	0
Proceeds from borrowings			3,000		35
Repayments of borrowings			39,000		kr 35
Accrued income			782	0
Financial liabilities			212,705	205,583
Financial liabilities valued at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			212,705	205,583
Convertible loan 2017:3
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	kr 28,000	kr 26,000
Loans Receivable			7,000
Convertible loans 2018:1
Disclosure of detailed information about financial instruments [line items]
Loans Receivable			26,000
Convertible loan 2017
Disclosure of detailed information about financial instruments [line items]
Proceeds from borrowings	kr 26,000	kr 28,000
Loan from Nexttobe AB | Financial liabilities valued at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			134,419	102,419
Loan and accrued interest			107,475
Fair value of loan and accrued interest			kr 107,279	100,616
Percentage of discount rate			10.00%
Non-negotiable promissory notes | Financial liabilities valued at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			kr 32,000
Other current receivables and accrued income
Disclosure of detailed information about financial instruments [line items]
Financial assets			33,000	14
Swedish commercial banks
Disclosure of detailed information about financial instruments [line items]
Balances with banks			15,279	27,975
Foreign commercial banks
Disclosure of detailed information about financial instruments [line items]
Balances with banks			kr 301	kr 26